Note 9 - Restructuring Charges - Changes in the Restructuring Accrual (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Beginning balance
Charges/(Benefits)	2,854
Payment/Other	(1,834)
Ending balance	1,020
Employee Severance [Member]
Beginning balance
Charges/(Benefits)	2,854
Payment/Other	(1,834)
Ending balance	$ 1,020